Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	49 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended	121 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESTOR CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent		12.04%		11.19%		6.99%
CLASS C
Average Annual Return [Line Items]
Average Annual Return, Percent		11.18%		10.35%		6.19%
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent		12.29%		11.46%		7.25%
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%		7.24%		9.30%
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		9.29%		8.82%		10.23%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%		8.57%				9.93%
Russell Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%		9.83%		9.78%
Russell Mid Cap Index Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%		9.83%		9.78%
Russell Mid Cap Index Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%		9.83%		9.78%
H F R X Equity Market Member Class A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%		3.01%		0.23%
H F R X Equity Market Insitutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.90%		3.01%		0.23%